Property and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Ifrs Statement [Line Items]
Beginning balance	$ 5,318	$ 8,202
Additions	464	22
Disposals		(2,906)
Additions through business combinations	329
Effects of movement in exchange rate	(21)
Ending balance	6,090	5,318
ACCUMULATED DEPRECIATION
Beginning balance	4,426	6,429
Depreciation	478	631
Disposals		(2,634)
Ending balance	4,904	4,426
Property and equipment	1,186	892
Computer equipment [Member]
Ifrs Statement [Line Items]
Beginning balance	2,083	4,513
Additions	462	22
Disposals		(2,452)
Additions through business combinations	298
Effects of movement in exchange rate	(20)
Ending balance	2,823	2,083
ACCUMULATED DEPRECIATION
Beginning balance	1,547	3,761
Depreciation	400	229
Disposals		(2,443)
Ending balance	1,947	1,547
Property and equipment	876	536
Furniture and fixtures [member]
Ifrs Statement [Line Items]
Beginning balance	1,180	1,180
Additions	2
Additions through business combinations	31
Effects of movement in exchange rate	(1)
Ending balance	1,212	1,180
ACCUMULATED DEPRECIATION
Beginning balance	824	733
Depreciation	78	91
Ending balance	902	824
Property and equipment	310	356
Leasehold improvements [Member]
Ifrs Statement [Line Items]
Beginning balance	2,055	2,509
Disposals		(454)
Ending balance	2,055	2,055
ACCUMULATED DEPRECIATION
Beginning balance	2,055	1,935
Depreciation		311
Disposals		(191)
Ending balance	$ 2,055	$ 2,055